AMERITAS VARIABLE LIFE INSURANCE COMPANY
                        SEPARATE ACCOUNT V (APPLAUSE! II)
                   Supplement to Prospectus dated May 1, 1997

The prospectus is amended at pages 6, 9, 21, 29 and Appendix A to disclose that the current mortality and expense risk charge is charged at an annual rate of
 .45% for policy years 1 - 20, and .30% for the years thereafter; and the total daily charge for mortality and expense risks and administrative expenses is at an annual rate of .80% for policy years 1 - 20, and .45% for the years thereafter. The maximum charge is 1.25%.

The prospectus is further amended at page 32, under the section "Distribution of the Policies," to disclose that during the first Policy Year, the commission may equal an amount up to 100% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium.

Appendix A, appearing at pages 57 - 61 of the prospectus, is amended by replacing current Appendix A, in its entirety, with the following revised Appendix A.

APPENDIX A

ILLUSTRATIONS OF DEATH BENEFITS AND CASH VALUES

The following tables illustrate how the cash values and death benefits of a Policy may change with the investment experience of the Fund. The tables show how the cash values and death benefits of a Policy issued to an Insured of a given age and specified underwriting risk classification who pays the given premium at issue would vary over time if the investment return on the assets held in each portfolio of the Funds were a uniform, gross, after-tax annual rate of 0%, 6%, or 12%. The tables on pages 58 through 62 illustrate a Policy issued to a male, age 45, under a Preferred rate non-tobacco underwriting risk classification. This policy provides for a standard tobacco use and non-tobacco use, and preferred non-tobacco classification and different rates for certain specified amounts. The cash values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual policy years, or if the Insured were assigned to a different underwriting risk classification.

The second column of the tables shows the accumulated value of the premiums paid at 5%. The following columns show the death benefits and the cash values for uniform hypothetical rates of return shown in these tables. The tables on pages 58 and 60 are based on the current cost of insurance rates, current expense deductions and the maximum percent of premium loads. These reflect the basis on which AVLIC currently sells its Policies. The maximum allowable cost of insurance rates under the Policy are based upon the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker, Male and Female Mortality Tables (Smoker is referenced for tobacco use rates; Non-Smoker is referenced for non-tobacco use rates). Since these are recent tables and are split to reflect tobacco use and sex, the current cost of insurance rates used by AVLIC are at this time equal to the maximum cost of insurance rates for many ages. AVLIC anticipates reflecting future improvements in actual mortality experience through adjustments in the current cost of insurance rates actually applied. AVLIC also anticipates reflecting any future improvements in expenses incurred by applying lower percent of premiums of loads and other expense deductions. The death benefits and cash values shown in the tables on pages 59 and 61 are based on the assumption that the maximum allowable cost of insurance rates as described above and maximum allowable expense deductions are made throughout the life of the Policy.

The amounts shown for the death benefits, surrender values and accumulation values reflect the fact that the net investment return of the Subaccounts is lower than the gross, after-tax return of the assets held in the Funds as a result of expenses paid by the Fund and charges levied against the Subaccounts. The values shown take into account an average of the daily management fee paid by each portfolio available for investment (the equivalent to an annual rate of
 .69% of the aggregate average daily net assets of the Fund), the other expenses incurred by the Fund (.20%), and the daily charge by AVLIC to each Subaccount for assuming mortality and expense risks and administrative expenses which is equivalent to a charge at an annual rate of .80% for policy years 1-20 and .45% thereafter on pages 58 and 60 and at an annual rate of 1.25% on pages 59 and 61 of the average net assets of the Subaccounts). The Investment Advisor or other affiliates of the various funds have agreed to reimburse the portfolios to the extent that the aggregate operating expenses (certain portfolios may exclude certain items) were in excess of an annual rate of 1.00% for the High Income, Contrafund and Asset Manager: Growth Portfolios, 1.50% for the Equity-Income, Growth and Overseas Portfolios, .80% for the Investment Grade Bond Portfolio, 1.25% for the Asset Manager Portfolio, .28% for the Index 500 Portfolio, 1.25% for the Alger American Income and Growth and Alger American Balanced Portfolio; 1.50% for the Alger American Small Capitalization, Alger American Mid-Cap Growth, Alger American Leveraged All Cap, and Alger American Growth Portfolios; 1.75% for the Morgan Stanley Emerging Markets Equity, 1.20% for the Morgan Stanley Asian Equity, 1.15% for the Morgan Stanley Global Equity and Morgan Stanley International Magnum, 1.10% for the Morgan Stanley U.S. Real Estate Portfolios of daily net assets. MFS has agreed to bear expenses for each series, subject to reimbursement by each series, such that each series "Other Expenses" shall not exceed .25% of the average daily net assets of the series during the current fiscal year. These agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return. The illustrated gross annual investment rates of return of 0%, 6%, and 12% were computed after deducting fund expenses and correspond to approximate net annual rates of -1.69%, 4.31%, and 10.31% respectively, for years 1-20 and -1.34%, 4.66%, and
10.66% for the years thereafter respectively, on pages 58 and 60 and -2.14%, 3.86%, and 9.86% respectively, on pages 59 and 61.

The hypothetical values shown in the tables do not reflect any charges for Federal Income tax burden attributable to the Account, since AVLIC is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0 percent, 6 percent, or 12 percent by an amount sufficient to cover the tax charges in order to produce the death benefits and values illustrated. (See Federal Tax Matters, page 32).

The tables illustrate the policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all net premiums are allocated to the Account, and if no policy loans have been made. The tables are also based on the assumptions that the policyowner has not requested an increase or decrease in the initial Specified Amount, that no partial withdrawals have been made, and that no more than fifteen transfers have been made in any policy year so that no transfer charges have been incurred. Illustrated values would be different if the proposed Insured were female, a tobacco user, in substandard risk classification, or were another age, or if a higher or lower premium was illustrated.

Upon request, AVLIC will provide comparable illustration based upon the proposed Insured's age, sex and underwriting classification, the Specified Amount, the death benefit option, and planned periodic premium schedule requested, and any available riders requested. In addition, upon client request, illustrations may be furnished reflecting allocation of premiums to specified Subaccounts. Such illustrations will reflect the expenses of the portfolio in which the Subaccount invests.

                                                                 APPLAUSE! II 57


ILLUSTRATION OF POLICY VALUES
AMERITAS VARIABLE LIFE INSURANCE COMPANY

                                            ENDOWMENT AT AGE 100


Male Issue Age: 45                            Nontobacco                                   Preferred Underwriting Class

                                    PLANNED PERIODIC ANNUAL PREMIUM: $2500
                                      INITIAL SPECIFIED AMOUNT: $150000
                                            DEATH BENEFIT OPTION: A

                           USING CURRENT SCHEDULE OF COST OF INSURANCE RATES

                              0% Hypothetical Gross           6% Hypothetical Gross         12% Hypothetical Gross
                             Annual Investment Return       Annual Investment Return       Annual Investment Return
                                 (-1.69% Net)                   ( 4.31% Net)                     (10.31% Net)
                            --------------------------     --------------------------     ---------------------------
           Accumulated
 End Of    Premiums At    Accumu-     Cash                 Accumu-     Cash              Accumu-     Cash
 Policy    5% Interest     lation   Surrender    Death     lation    Surrender   Death    lation   Surrender   Death
  Year      Per Year       Value      Value     Benefit     Value      Value    Benefit   Value      Value    Bemefit
  ----      --------       -----      -----     -------     -----      -----    -------   -------    ------    -------
    1           2625        1793          0      150000      1919          0     150000      2045         0     150000
    2           5381        3609       1288      150000      3976       1655     150000      4360      2038     150000
    3           8275        5387       3163      150000      6116       3892     150000      6907      4683     150000
    4          11314        7122       4994      150000      8336       6208     150000      9707      7579     150000
    5          14504        8808       6801      150000     10633       8626     150000     12779     10772     150000
    6          17855       10442       8629      150000     13009      11196     150000     16151     14337     150000
    7          21372       12020      10400      150000     15462      13842     150000     19849     18229     150000
    8          25066       13539      12137      150000     17991      16589     150000     23907     22505     150000
    9          28944       14995      13786      150000     20598      19389     150000     28360     27151     150000
   10          33016       16386      15370      150000     23283      22267     150000     33252     32236     150000

   15          56643       22267      22267      150000     37954      37954     150000     66166     66166     150000
   20          86798       26169      26169      150000     55066      55066     150000    120624    120624     150000
 Ages
   60          56643       22267      22267      150000     37954      37954     150000     66166     66166     150000
   65          86798       26169      26169      150000     55066      55066     150000    120624    120624     150000
   70         125283       27490      27490      150000     76198      76198     150000    213690    213690     247880
   75         174401       22727      22727      150000    101252     101252     150000    366157    366157     391788

1) Assumes an annual $2500 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


58 APPLAUSE! II


ILLUSTRATION OF POLICY VALUES
AMERITAS VARIABLE LIFE INSURANCE COMPANY

                                            ENDOWMENT AT AGE 100

Male Issue Age: 45                            Nontobacco                                   Preferred Underwriting Class

                                    PLANNED PERIODIC ANNUAL PREMIUM: $2500
                                      INITIAL SPECIFIED AMOUNT: $150000
                                            DEATH BENEFIT OPTION: A

                           USING MAXIMUM ALLOWABLE SCHEDULE OF COST OF INSURANCE RATES

                              0% Hypothetical Gross           6% Hypothetical Gross         12% Hypothetical Gross
                             Annual Investment Return       Annual Investment Return       Annual Investment Return
                                 (-2.14% Net)                   ( 3.86% Net)                     ( 9.86% Net)
                         -----------------------------     --------------------------     ---------------------------
           Accumulated
 End Of    Premiums At    Accumu-     Cash                 Accumu-     Cash              Accumu-     Cash
 Policy    5% Interest     lation   Surrender    Death     lation    Surrender   Death    lation   Surrender   Death
  Year      Per Year       Value      Value     Benefit     Value      Value    Benefit   Value      Value    Benefit
  ----      --------       -----      -----     -------     -----      -----    -------   -------     -----    -------
    1           2625        1793          0      150000      1919          0     150000      2045         0     150000
    2           5381        3384       1063      150000      3741       1420     150000      4115      1793     150000
    3           8275        4914       2690      150000      5607       3383     150000      6361      4137     150000
    4          11314        6375       4247      150000      7509       5381     150000      8795      6667     150000
    5          14504        7761       5754      150000      9442       7435     150000     11428      9421     150000
    6          17855        9071       7258      150000     11406       9593     150000     14281     12467     150000
    7          21372       10300       8680      150000     13395      11775     150000     17368     15748     150000
    8          25066       11439      10037      150000     15402      14000     150000     20709     19307     150000
    9          28944       12484      11275      150000     17422      16213     150000     24325     23116     150000
   10          33016       13425      12409      150000     19446      18430     150000     28239     27223     150000

   15          56643       16325      16325      150000     29398      29398     150000     53426     53426     150000
   20          86798       15155      15155      150000     38139      38139     150000     92704     92704     150000

 Ages
   60          56643       16325      16325      150000     29398      29398     150000     53426     53426     150000
   65          86798       15155      15155      150000     38139      38139     150000     92704     92704     150000
   70         125283        6975       6975      150000     43190      43190     150000    157707    157707     182940
   75         174401          0*         0*          0*     39566      39566     150000    261272    261272     279561

* In the absence of an additional premium the Policy would lapse.

1) Assumes an annual $2500 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                 APPLAUSE! II 59


ILLUSTRATION OF POLICY VALUES
AMERITAS VARIABLE LIFE INSURANCE COMPANY

                                            ENDOWMENT AT AGE 100

Male Issue Age: 45                            Nontobacco                                   Preferred Underwriting Class

                                    PLANNED PERIODIC ANNUAL PREMIUM: $6000
                                      INITIAL SPECIFIED AMOUNT: $150000
                                            DEATH BENEFIT OPTION: B

                           USING CURRENT SCHEDULE OF COST OF INSURANCE RATES

                              0% Hypothetical Gross           6% Hypothetical Gross         12% Hypothetical Gross
                             Annual Investment Return       Annual Investment Return       Annual Investment Return
                                 (-1.69% Net)                   ( 4.31% Net)                     (10.31% Net)
                         ----------------------------      --------------------------     ---------------------------
           Accumulated
 End Of    Premiums At    Accumu-     Cash                 Accumu-     Cash              Accumu-     Cash
 Policy    5% Interest     lation   Surrender    Death     lation    Surrender   Death    lation   Surrender   Death
  Year      Per Year       Value      Value     Benefit     Value      Value    Benefit   Value      Value    Benefit
  ----      --------       -----      -----     -------     -----      -----    -------   -------    ------    -------
    1           6300        5106       2688      155106      5435       3017     155106      5763      3345     155763
    2          12915       10174       7853      160174     11153       8832     160174     12172      9850     162172
    3          19860       15143      12919      165143     17104      14879     165143     19226     17002     169226
    4          27153       20007      17880      170007     23290      21162     170007     26987     24859     176987
    5          34811       24763      22756      174763     29715      27708     174763     35519     33512     185519
    6          42852       29407      27593      179407     36385      34572     179407     44897     43084     194897
    7          51294       33934      32314      183934     43303      41683     183934     55202     53582     205202
    8          60159       38341      36939      188341     50475      49072     188341     66523     65121     216523
    9          69467       42626      41417      192626     57905      56696     192626     78960     77751     228960
   10          79240       46785      45769      196785     65601      64586     196785     92623     91607     242623

   15         135944       65589      65589      215589    108285     108285     215589    184019    184019     334019
   20         208315       80870      80870      230870    158701     158701     230870    330663    330663     480663

 Ages
   60         135944       65589      65589      215589    108285     108285    215589     184019    184019     334019
   65         208315       80870      80870      230870    158701     158701    230870     330663    330663     480663
   70         300680       92904      92904      242904    220500     220500    242904     575998    575998     725998
   75         418564       96999      96999      246999    289905     289905    246999     984518    984518    1134518

1) Assumes an annual $6000 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


60 APPLAUSE! II


ILLUSTRATION OF POLICY VALUES
AMERITAS VARIABLE LIFE INSURANCE COMPANY

                                            ENDOWMENT AT AGE 100

Male Issue Age: 45                            Nontobacco                                   Preferred Underwriting Class

                                    PLANNED PERIODIC ANNUAL PREMIUM: $6000
                                      INITIAL SPECIFIED AMOUNT: $150000
                                            DEATH BENEFIT OPTION: B

                           USING MAXIMUM ALLOWABLE SCHEDULE OF COST OF INSURANCE RATES

                              0% Hypothetical Gross           6% Hypothetical Gross         12% Hypothetical Gross
                             Annual Investment Return       Annual Investment Return       Annual Investment Return
                                 (-2.14% Net)                   ( 3.86% Net)                     ( 9.86% Net)
                         ----------------------------      -------------------------       -------------------------
           Accumulated
 End Of    Premiums At    Accumu-     Cash                 Accumu-     Cash              Accumu-     Cash
 Policy    5% Interest     lation   Surrender    Death     lation    Surrender   Death    lation   Surrender   Death
  Year      Per Year       Value      Value     Benefit     Value      Value    Benefit   Value      Value    Benefit
  ----      --------       -----      -----     -------     -----      -----    -------   -------   --------  --------
    1           6300        5082       2664      155082      5410       2992     155410      5739      3321     155739
    2          12915        9767       7446      159767     10725       8404     160725     11724      9402     161723
    3          19860       14308      12084      164309     16201      13976     166201     18251     16027     168252
    4          27153       18707      16580      168708     21841      19713     171840     25376     23248     175375
    5          34811       22961      20954      172961     27645      25638     177645     33147     31140     183147
    6          42852       27069      25255      177069     33616      31803     183617     41626     39813     191626
    7          51294       31024      29404      181024     39752      38132     189752     50872     49252     200872
    8          60159       34818      33416      184819     46047      44644     196046     60950     59548     210950
    9          69467       38448      37239      188448     52497      51288     202497     71933     70724     221933
   10          79240       41903      40887      191903     59096      58081     209096     83895     82879     233894

   15         135944       56318      56318      206318     94135      94135     244135    161698    161698     311698
   20         208315       64951      64951      214951    131541     131541     281541    280560    280560     430560

 Ages
   60         135944       56318      56318      206318     94135      94135     244135    161698    161698     311698
   65         208315       64951      64951      214951    131541     131541     281541    280560    280560     430560
   70         300680       65294      65294      215294    168240     168240     318240    461061    461061     611061
   75         418564       53430      53430      203430    198664     198664     348664    734152    734152     884152

1) Assumes an annual $6000 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                APPLAUSE! II  61